Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - Significant unobservable inputs (Level 3) [member] - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Financial assets [abstract]
Beginning balance, financial assets		£ 10,022
Ending balance, financial assets		16,004
Financial liabilities [abstract]
Beginning balance, financial liabilities		(4,332)
Ending balance, financial liabilities		(9,287)
Net assets (liabilities) [abstract]
Ending balance, Assets (liabilities) net				£ 8,025
Recurring fair value measurement [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		5,690		8,835
Purchases, fair value measurement, assets (liabilities) net		4,571		3,685
Sales, fair value measurement, assets (liabilities) net		(3,249)		(4,047)
Issues, fair value measurement, assets (liabilities) net		(3)		(16)
Settlements, fair value measurement, assets (liabilities) net		(723)		(165)
Total gains or losses recognised in OCI, assets (liabilities)		(4)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		504		16
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(373)		(829)
Ending balance, Assets (liabilities) net		6,717		8,025
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		275		367
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		29		179
Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		(835)	[1]	472	[2]
Purchases, fair value measurement, assets (liabilities) net		(688)	[1]	(188)	[2]
Sales, fair value measurement, assets (liabilities) net		10	[1]	(1)	[2]
Issues, fair value measurement, assets (liabilities) net		0	[1]	0	[2]
Settlements, fair value measurement, assets (liabilities) net		(361)	[1]	84	[2]
Total gains or losses recognised in OCI, assets (liabilities)	[1]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		302	[1]	(172)	[2]
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(33)	[1]	457	[2]
Ending balance, Assets (liabilities) net		(1,185)	[1]	902	[2]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		418	[1]	250	[2]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		2	[1]	0	[2]
Recurring fair value measurement [member] | Investment property [member]
Financial assets [abstract]
Beginning balance, financial assets		13		9
Purchases, fair value measurement, assets		0		0
Sales, fair value measurement, assets		(1)		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		2		0
Transfers out of Level 3 of fair value hierarchy, assets		(2)		0
Ending balance, financial assets		10		8
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(2)		(1)
Trading portfolio liabilities [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		0		(3)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		0
Issues, fair value measurement, liabilities		0		0
Settlements, fair value measurement, liabilities		0		0
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		0		(5)
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
Ending balance, financial liabilities		0		(6)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		2
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(343)		(261)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		0
Issues, fair value measurement, liabilities		(3)		(16)
Settlements, fair value measurement, liabilities		0		2
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		(22)		(14)
Transfers out of Level 3 of fair value hierarchy, liabilities		26		1
Ending balance, financial liabilities		(355)		(284)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(12)		5
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(1)		(1)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(146)		(251)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		0
Issues, fair value measurement, liabilities		(3)		(16)
Settlements, fair value measurement, liabilities		0		1
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		(22)		(3)
Transfers out of Level 3 of fair value hierarchy, liabilities		14		1
Ending balance, financial liabilities		(157)		(263)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		5
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Asset-backed loans [member]
Financial assets [abstract]
Beginning balance, financial assets		756
Ending balance, financial assets		740
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Interest rate derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		605
Ending balance, financial assets		4,152
Financial liabilities [abstract]
Beginning balance, financial liabilities		(812)
Ending balance, financial liabilities		(3,772)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		(206)		22
Purchases, fair value measurement, assets (liabilities) net		17		(3)
Sales, fair value measurement, assets (liabilities) net		0		0
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		10		76
Total gains or losses recognised in OCI, assets (liabilities)		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		300		(107)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(10)		145
Ending balance, Assets (liabilities) net		380		249
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		268		116
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		1		0
Foreign exchange derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		291
Ending balance, financial assets		655
Financial liabilities [abstract]
Beginning balance, financial liabilities		(298)
Ending balance, financial liabilities		(588)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		(7)		7
Purchases, fair value measurement, assets (liabilities) net		0		0
Sales, fair value measurement, assets (liabilities) net		0		0
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		(12)		(12)
Total gains or losses recognised in OCI, assets (liabilities)		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		5		(51)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(8)		17
Ending balance, Assets (liabilities) net		67		(80)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		89		(41)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Credit derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		539
Ending balance, financial assets		193
Financial liabilities [abstract]
Beginning balance, financial liabilities		(342)
Ending balance, financial liabilities		(456)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		198		1,050
Purchases, fair value measurement, assets (liabilities) net		(258)		(63)
Sales, fair value measurement, assets (liabilities) net		11		4
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		(376)		(3)
Total gains or losses recognised in OCI, assets (liabilities)		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		2		2
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		8		3
Ending balance, Assets (liabilities) net		(263)		1,079
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		151		86
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		1		0
Equity derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		1,710
Ending balance, financial assets		2,730
Financial liabilities [abstract]
Beginning balance, financial liabilities		(2,528)
Ending balance, financial liabilities		(4,099)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		(820)		(607)
Purchases, fair value measurement, assets (liabilities) net		(447)		(122)
Sales, fair value measurement, assets (liabilities) net		(1)		(5)
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		17		23
Total gains or losses recognised in OCI, assets (liabilities)		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(5)		(16)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(23)		292
Ending balance, Assets (liabilities) net		(1,369)		(346)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(90)		89
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Commodity derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		9
Ending balance, financial assets		17
Financial liabilities [abstract]
Beginning balance, financial liabilities		(9)
Ending balance, financial liabilities		(17)
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		0		0
Purchases, fair value measurement, assets (liabilities) net		0		0
Sales, fair value measurement, assets (liabilities) net		0		0
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		0		0
Total gains or losses recognised in OCI, assets (liabilities)		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0		0
Ending balance, Assets (liabilities) net		0		0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Corporate debt [member]
Financial assets [abstract]
Beginning balance, financial assets		521
Ending balance, financial assets		516
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Non-asset backed loans [member]
Financial assets [abstract]
Beginning balance, financial assets		3,280
Ending balance, financial assets		4,827
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Equity cash products [member]
Financial assets [abstract]
Beginning balance, financial assets		1,228
Ending balance, financial assets		1,145
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Private equity investments [member]
Financial assets [abstract]
Beginning balance, financial assets		112
Ending balance, financial assets		126
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Other [member]
Financial assets [abstract]
Beginning balance, financial assets	[3]	971
Ending balance, financial assets	[3]	903
Financial liabilities [abstract]
Beginning balance, financial liabilities	[3]	(176)
Ending balance, financial liabilities	[3]	(179)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(197)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		0
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		12
Ending balance, financial liabilities		(198)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(12)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(1)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities				(10)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				0
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				1
Transfers into Level 3 of fair value hierarchy, liabilities				(11)
Transfers out of Level 3 of fair value hierarchy, liabilities				0
Ending balance, financial liabilities				(21)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities				0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities				(1)
Trading portfolio assets [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		2,264		3,613
Purchases, fair value measurement, assets		2,250		1,436
Sales, fair value measurement, assets		(968)		(1,424)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(80)		(51)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		178		183
Transfers out of Level 3 of fair value hierarchy, assets		(352)		(228)
Ending balance, financial assets		3,078		3,548
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(214)		19
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		656		664
Purchases, fair value measurement, assets		249		81
Sales, fair value measurement, assets		(224)		(127)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(76)		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		41		16
Transfers out of Level 3 of fair value hierarchy, assets		(11)		(29)
Ending balance, financial assets		623		610
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(12)		5
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				14
Purchases, fair value measurement, assets				2
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				(14)
Ending balance, financial assets				2
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		120		388
Purchases, fair value measurement, assets		25		70
Sales, fair value measurement, assets		0		(24)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(31)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		4		32
Transfers out of Level 3 of fair value hierarchy, assets		(17)		(74)
Ending balance, financial assets		106		375
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(26)		14
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		974		2,263
Purchases, fair value measurement, assets		1,927		1,235
Sales, fair value measurement, assets		(740)		(1,260)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(4)		(19)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		97		19
Transfers out of Level 3 of fair value hierarchy, assets		(320)		(90)
Ending balance, financial assets		1,823		2,160
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(111)		12
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		392		136
Purchases, fair value measurement, assets		2		48
Sales, fair value measurement, assets		(4)		(13)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		28		116
Transfers out of Level 3 of fair value hierarchy, assets		(4)		(20)
Ending balance, financial assets		347		265
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(67)		(2)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		122		148
Purchases, fair value measurement, assets		47		0
Sales, fair value measurement, assets		0		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(1)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		8		0
Transfers out of Level 3 of fair value hierarchy, assets		0		(1)
Ending balance, financial assets		179		136
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		2		(10)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		4,162		4,650
Purchases, fair value measurement, assets		2,930		2,349
Sales, fair value measurement, assets		(2,289)		(2,622)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(125)		(145)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		44		24
Transfers out of Level 3 of fair value hierarchy, assets		(12)		(841)
Ending balance, financial assets		4,822		3,687
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		82		91
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		30		181
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		1,964		1,836
Purchases, fair value measurement, assets		1,050		2
Sales, fair value measurement, assets		(270)		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(112)		(132)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		(1)
Ending balance, financial assets		2,742		1,775
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		110		70
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		835		559
Purchases, fair value measurement, assets		14		9
Sales, fair value measurement, assets		0		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(10)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance, financial assets		798		740
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(22)		4
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(29)		178
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		113		191
Purchases, fair value measurement, assets		1		4
Sales, fair value measurement, assets		(2)		(3)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(1)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		20		0
Transfers out of Level 3 of fair value hierarchy, assets		(12)		0
Ending balance, financial assets		126		185
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		2		0
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		4		(6)
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		1,250		2,064
Purchases, fair value measurement, assets		1,865		2,334
Sales, fair value measurement, assets		(2,017)		(2,619)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(13)		(2)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		24		24
Transfers out of Level 3 of fair value hierarchy, assets		0		(840)
Ending balance, financial assets		1,156		987
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(8)		17
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		55		9
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		429		355
Purchases, fair value measurement, assets		79		88
Sales, fair value measurement, assets		(1)		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(157)		(55)
Total gains or losses recognised in OCI, assets		(4)
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		(218)
Ending balance, financial assets		347		170
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		1		0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		86
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(1)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(1)
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		85
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		1
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		343
Purchases, fair value measurement, assets		79
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(157)
Total gains or losses recognised in OCI, assets		(3)
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		262
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		£ 0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				353
Purchases, fair value measurement, assets				48
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(55)
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				(218)
Ending balance, financial assets				128
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				0
Purchases, fair value measurement, assets				40
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				40
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				2
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				2
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				£ 0

[1]	Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £ 7,747 m and derivative financial liabilities were £ 8,932 m.
[2]	Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £ 5,701 m and derivative financial liabilities were £ 4,799 m.
[3]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.